EXPLORATION AND EVALUATION ASSETS ("E&E") - Summary of Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,104.2
Ending balance	1,074.2	$ 1,104.2
Exploration and Evaluation Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	232.0	496.3
Additions	0.2
Transfer to PP&E	(58.6)
Divestitures		(134.3)
Impairment	(91.0)	(130.0)
Ending balance	$ 82.6	$ 232.0